Balance Sheets (Parenthetical) (USD $)	May 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Notes Payable, Discount	$ 0	$ 0	$ 5,170
Common Stock, Shares Authorized	40,000,000	40,000,000	40,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Issued	31,298,570	31,298,570	14,893,130
Common Stock, Shares Outstanding	14,893,130	14,893,130	14,863,130